Segment Data (Details Textual) - Arenas	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Segment Data (Textual)
Number of major customers	1		1
Gaming & Entertainment segment total revenues, Percentage	15.00%	16.00%	16.00%
E-Sports segment total revenues, percentage	37.00%		14.00%
Gaming & Entertainment total revenues, Percentage	12.00%	12.00%
E-Sports total revenues, percentage	6.00%	25.00%
Gaming & Entertainment revenues, percentage	14.00%	14.00%
E-Sports revenues, percentage	11.00%	6.00%